CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 60,908	$ 54,351
Marketable securities	18,220	8,776
Trade receivables (net of allowance for doubtful accounts of $ 199 and $ 623 at December 31, 2015 and 2016, respectively)	34,684	29,761
Other receivables and prepaid expenses	6,389	5,455
Total current assets	120,201	98,343
LONG-TERM ASSETS:
Marketable securities	17,228	30,875
Capitalized software development costs, net	20,755	19,856
Other intangible assets, net	7,599	7,684
Property and equipment, net	9,807	5,675
Goodwill	73,597	70,035
Other long-term assets	4,623	4,252
Severance pay fund	4,041	5,551
Total long-term assets	137,650	143,928
Total assets	257,851	242,271
CURRENT LIABILITIES:
Trade payables	6,562	4,721
Employees and payroll accruals	18,143	17,119
Accrued expenses and other liabilities	13,906	14,893
Deferred revenues and customer advances	9,137	10,268
Total current liabilities	47,748	47,001
LONG-TERM LIABILITIES:
Other long-term liabilities	9,864	6,414
Accrued severance pay	4,940	6,662
Total long-term liabilities	14,804	13,076
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	908	385
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares at December 31, 2015 and 2016, respectively; Issued: 51,088,077 and 51,364,247 shares at December 31, 2015 and 2016, respectively; Outstanding: 48,759,781 and 49,035,951 shares at December 31, 2015 and 2016, respectively	681	678
Additional paid-in capital	226,782	233,980
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2015 and 2016	(9,423)	(9,423)
Accumulated other comprehensive loss	(11,167)	(11,679)
Accumulated deficit	(13,278)	(32,614)
Total Sapiens International Corporation N.V. shareholders' equity	193,595	180,942
Non-controlling interests	796	867
Total equity	194,391	181,809
Total liabilities and equity	$ 257,851	$ 242,271